Income Taxes - Schedule of Components of Net Deferred Tax Assets and Liabilities (Detail) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Deferred tax assets, Depreciation	$ 264	$ 180
Deferred tax assets, Employee benefits	286	364
Deferred tax assets, Loss provisions	302	224
Deferred tax assets, Deferred income/expense	48	41
Deferred tax assets, Tax loss carryforwards	992	1,142
Deferred tax assets, Tax credit carryforwards	15	19
Deferred tax assets, Derivatives and hedging activities		3
Deferred tax assets, Other	420	356
Deferred tax assets, Gross	2,327	2,329
Deferred tax assets, Valuation allowance	(712)	(486)	$ (517)	$ (348)
Deferred tax assets, net	1,615	1,843
Deferred tax liabilities, Depreciation	529	591
Deferred tax liabilities, Employee benefits	39	28
Deferred tax liabilities, Loss provisions	7	8
Deferred tax liabilities, Deferred income/expense	312	252
Deferred tax liabilities, Derivatives and hedging activities	216	23
Deferred tax liabilities, Other	412	278
Deferred tax liabilities, Gross	1,515	1,180
Deferred tax liabilities, Net	$ 1,515	$ 1,180